SEGMENTED INFORMATION (Details 1) - USD ($)	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Total Long Lived Assets	$ 10,874	$ 15,706	$ 20,518
North America [Member]
Total Long Lived Assets
Asia [Member]
Total Long Lived Assets	$ 10,874	$ 15,706	$ 20,518